Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000009524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.63%
C000009524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.42%
C000009524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000009524 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000009524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000009526 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.63%
C000009526 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.42%
C000009526 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000009526 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000009526 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000039882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.63%
C000039882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.42%
C000039882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000039882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000039882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000039879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.31%
C000039879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.12%
C000039879 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000039879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000039879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000039881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.31%
C000039881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.12%
C000039881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000039881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000039881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000082064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.31%
C000082064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.12%
C000082064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000082064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000082064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%